Software—Net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Software, gross	$ 15,643	$ 12,921	$ 8,943
Less accumulated amortization	(5,558)	(4,522)	(4,048)
Software—net	10,085	8,399	4,895
Software
Finite-Lived Intangible Assets [Line Items]
Software, gross	13,003	10,999	7,067
Work in progress
Finite-Lived Intangible Assets [Line Items]
Software, gross	$ 2,640	$ 1,922	$ 1,876